Stockholders' Equity:	12 Months Ended
Dec. 31, 2018
Share capital, reserves and other equity interest [Abstract]
Disclosure of share capital, reserves and other equity interest [text block]
Note 13 - Stockholders’ equity:

At December 31, 2017 and 2018, the minimum fixed capital with no withdrawal rights is of Ps1,000 and the variable portion is of Ps7,766,276, (nominal figure) comprised of 300,000,000 common, nominative Class I shares no par value, wholly subscribed and paid in.  The variable portion of capital stock is comprised of Class II common, nominative shares.  At December 31, 2018, no Class II shares have been issued. Both classes of shares will have the characteristics determined at the Shareholders’ meeting where issuance is approved and they are integrated as shown in the next page:

			Capital Stock as of
	Total shares		December 31,

Description	2017	2018	2017		2018

“B” Series	277,050,000	277,050,000	Ps	7,173,079	Ps	7,173,079
“BB” Series	22,950,000	22,950,000		594,197		594,197

Total	300,000,000	300,000,000	Ps	7,767,276	Ps	7,767,276

All ordinary shares confer the same rights and obligations on the holders of each series of shares.  Series BB shares have voting shares and other rights, such as the right to elect two members of the Board of Directors, and Series B shareholders are entitled to appoint the remaining members of the Board of Directors. Series BB may not represent more than 15% of the Company’s capital stock.

Legal reserve

The Company is legally required to allocate at least 5% of its unconsolidated annual net income to a legal reserve fund.  This allocation must continue until the reserve is equal to 20% of the issued and outstanding capital stock of the Company.  Mexican corporations may only pay dividends on retained earnings after the reserve fund for the year has been set up.

Reserve for acquisition of shares

The reserve for acquisition of shares represents the reservation authorized by the stockholders for the Company to purchase its own shares subject to certain criteria set forth in the bylaws and the Securities Market Law.  At December 31, 2017 and 2018, the reserve for repurchase of shares totals Ps
.7,052,635
and Ps9,862,262, respectively.

Dividends

At the April 26, 2017 General Ordinary Stockholders’ meeting, the Company’s stockholders agreed to pay net dividends of  Ps1,848,000 (nominal), which don’t gave rise to income tax because the dividends were paid from the Net Tax Profit (CUFIN, by its initials in Spanish)

At the April 26, 2018 General Ordinary Stockholders’ meeting, the Company’s stockholders agreed to pay net dividends of  Ps2,034,000 (nominal), which don’t gave rise to IT because the dividends were paid from the Net Tax Profit Account (CUFIN, by its initials in Spanish).

Dividends are tax free if paid from the CUFIN.  Dividends paid in excess of the CUFIN balances are subject to tax equivalent to 42.86%. Tax due is payable by the Company and may be credited against income tax for the year or income tax for the two immediately following fiscal years. Dividends paid from previously taxed earnings are not subject to tax withholding or payment.
At December 31, 2017 and 2018, the companies CUFIN lump sum is Ps8,951,912 and Ps11,382,509, respectively, whereas the combined contribution capital account amounts Ps39,689,426 and Ps
41,606,425
, respectively.

In the event of a capital reduction, any excess of stockholders’ equity over paid-in capital contribution account balances is accorded the same tax treatment as dividends, in accordance with the procedures provided for in the Income Tax Law (ITL).

Retained earnings

Substantially, all consolidated Company earnings were generated by its subsidiaries.  Retained earnings can be distributed to the Company’s shareholders to the extent that the subsidiaries have distributed earnings to the Company.